LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of maturity of operating lease liabilities

Maturity of operating lease liabilities as of December 31, 2020 are as follows (in thousands):

2021	$25,536
2022	9,151
2023	8,504
2024	8,920
2025	7,555
Thereafter	33,864
Total undiscounted future cash flows	$93,530
Less: Imputed interest	26,189
Total lease liabilities	$67,341